Baillie Gifford The Asia Ex Japan Fund
Baillie Gifford The Asia Ex Japan Fund
BAILLIE GIFFORD FUNDS The Asia Ex Japan Fund Supplement dated July 3, 2019 to the Prospectus and Statement of Additional Information (“SAI”) each dated April 30, 2019

Effective as of July 1, 2019:

1.            The Board of Trustees of the Trust has approved a reduction in the Management Fees for each class of shares of The Asia Ex Japan Fund from 0.72% to 0.65%; and

2.            The Manager has contractually agreed to waive its fees and/or bear other expenses of The Asia Ex Japan Fund until April 30, 2020 to the extent that the fund’s Total Annual Operating Expenses (excluding interest, taxes and extraordinary expenses) exceed 0.80% for both Class K and Institutional Class shares. The contractual agreement may only be terminated by the Board of Trustees of the Trust.

The Prospectus and SAI are revised as follows to reflect these changes:

1.            The “Annual Fund Operating Expenses” table and related footnotes in the section titled “Fees and Expenses” under “The Asia Ex Japan Fund” on page 1 of the Prospectus is restated in its entirety as follows:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Baillie Gifford The Asia Ex Japan Fund		Class K	Institutional Class
Management Fees	[1]	0.65%	0.65%
Distribution (12b-1) Fees		none	none
Other Expenses	[2]	20.05%	20.20%
Total Annual Fund Operating Expenses		20.70%	20.85%
Fee Waiver and/or Expense Reimbursement	[3]	(19.90%)	(19.90%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3]	0.80%	0.95%
[1]	The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited (the "Manager").
[2]	Class K and Institutional Class were unfunded as of December 31, 2018. Therefore Other Expenses have been estimated for the current fiscal year assuming Fund assets of $1 million.
[3]	The Manager has contractually agreed to waive its fees and/or bear Other Expenses of the Fund until April 30, 2020 to the extent that such Fund's Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses, and extraordinary expenses) exceed 0.80% for Class K and Institutional Class shares. This contractual agreement may only be terminated by the Board of Trustees of the Trust. Expenses after waiver/reimbursement exceed 0.80% for Institutional Class due to estimated sub- accounting expenses of 0.15%.

2.            The section titled “Example of Expenses” under “The Asia Ex Japan Fund” on page 1 of the Prospectus is restated in its entirety as follows:

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example below also applies any contractual expense waivers and/or expense reimbursements to the first year of each period listed in the table.

Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:
Expense Example - Baillie Gifford The Asia Ex Japan Fund - USD ($)	Class K	Institutional Class
1 Year	$ 82	$ 97
3 Years	$ 3,745	$ 3,775

Expense Example No Redemption - Baillie Gifford The Asia Ex Japan Fund - USD ($)	Class K	Institutional Class
1 Year	$ 82	$ 97
3 Years	$ 3,745	$ 3,775

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE